Fees Summary	Oct. 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 10,000,000
Previously Paid Amount	0
Total Fee Amount	870.00
Net Fee	$ 870.00
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A